united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.,

80 Arkay Dr. Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 4/30

Date of reporting period: 7/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2015
Shares		Value

	COMMON STOCK - 68.0%
	AEROSPACE/DEFENSE - 1.3%
1,124	Boeing Co. +	$ 162,047
1,162	Northrop Grumman Corp.	201,038
		363,085
	AGRICULTURE - 1.7%
5,140	Japan Tobacco, Inc.	199,592
1,960	Universal Corp.	111,818
6,525	Vector Group Ltd.	165,213
		476,623
	AIRLINES - 1.1%
74,080	Air New Zealand Ltd.	129,801
920	Copa Holdings SA - Cl. A	69,488
2,840	Southwest Airlines Co.	102,808
		302,097
	AUTO MANUFACTURERS - 0.8%
57,540	Dongfeng Motor Group Co. Ltd.	66,282
1,700	Renault SA	157,153
		223,435
	AUTO PARTS & EQUIPMENT - 0.3%
1,790	Magna International, Inc.	97,731

	BANKS - 0.9%
29,931	Nishi-Nippon City Bank Ltd.	91,029
16,940	Sumitomo Mitsui Financial Group, Inc. - ADR +	156,864
		247,893
	BEVERAGES - 0.5%
8,300	Kirin Holdings Co. Ltd.	127,821

	BIOTECHNOLOGY - 1.5%
1,007	Amgen, Inc. +	177,826
1,130	Gilead Sciences, Inc.	133,182
18,000	PDL BioPharma, Inc.	104,760
		415,768
	CHEMICALS - 1.7%
62,500	Alpek SAB de CV - Cl. A	86,631
382,970	China BlueChemical Ltd.	124,492
4,708	Huntsman Corp. +	89,452
5,510	Sociedad Quimica y Minera de Chile SA	74,440
19,440	Tosoh Corp.	101,466
		476,481
	COAL - 0.2%
1,400,000	Adaro Energy Tbk PT	61,009

	COMMERCIAL SERVICES - 2.1%
4,475	DH Corp.	148,192
3,600	INC Research Holdings, Inc. *	180,108
6,525	Quad Graphics, Inc.	107,336
6,568	Western Union Co. +	132,936
		568,572
	COMPUTERS - 2.3%
1,230	Apple, Inc. +	149,199
1,460	Cap Gemini SA	140,234
1,200	DST Systems, Inc.	130,980
3,914	Hewlett-Packard Co. +	119,455
14,000	NET One Systems Co. Ltd.	86,060
		625,928

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2015
Shares		Value

	COMMON STOCK - 68.0% (cont.)
	DISTRIBUTION/WHOLESALE - 0.3%
7,360	ITOCHU Corp.	$ 90,308

	DIVERSIFIED FINANCIAL SERVICES - 1.4%
3,270	Blackhawk Network Holdings, Inc. *	150,191
5,790	Ellington Financial LLC	105,725
13,480	Intermediate Capital Group PLC	122,750
		378,666
	ELECTRIC - 5.5%
3,599	American Electric Power Co., Inc. +	203,595
267,790	China Power International Development Ltd.	189,645
26,910	Enea SA	105,470
21,490	Enel SpA +	101,630
2,873	Entergy Corp. +	204,040
7,800	Great Plains Energy, Inc. +	203,658
2,110	Huaneng Power International, Inc. - ADR	102,230
6,025	Public Service Enterprise Group, Inc. +	251,062
57,150	REN - Redes Energeticas Nacionais SGPS SA	172,089
		1,533,419
	ELECTRONICS - 1.4%
26,040	AU Optronics Corp.	86,713
41,070	Delta Electronics Thailand PCL	94,629
1,800	Kyocera Corp.	92,861
11,860	LG Display Co. Ltd.	113,500
		387,703
	ENERGY - ALTERNATE SOURCES - 0.3%
3,183	Green Plains, Inc.	71,458

	ENGINEERING & CONSTRUCTION - 0.7%
103,240	China Railway Group Ltd.	88,162
35,650	Downer EDI Ltd.	119,044
		207,206
	ENTERTAINMENT - 0.6%
76,150	Berjaya Sports Toto Bhd	66,191
7,120	National CineMedia, Inc.	110,360
		176,551
	FOOD - 1.4%
8,220	Gruma SAB de CV	108,043
17,000	Nichirei Corp	111,084
4,057	Tyson Foods Inc.	179,928
		399,055
	FOREST PRODUCTS & PAPER - 1.5%
4,468	Domtar Corp. +	181,669
17,600	Metsa Board OYJ	126,035
5,990	UPM-Kymmene OYJ	111,037
		418,741
	HEALTHCARE - PRODUCTS - 0.4%
10,300	Nipro Corp.	108,933

	HEALTHCARE - SERVICES - 1.8%
1,435	Aetna, Inc. +	162,112
1,120	Anthem, Inc.	172,782
2,460	Centene Corp. *	172,520
		507,414
	HOME BUILDERS - 0.4%
2,130	Berkeley Group Holdings PLC	111,988

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2015
Shares		Value

	COMMON STOCK - 68.0% (cont.)
	HOME FURNISHINGS - 0.3%
16,080	Steinhoff International Holdings Ltd.	$ 97,522

	INSURANCE - 4.3%
2,990	Ageas	123,702
6,170	AXA SA +	163,391
2,770	Endurance Specialty Holdings Ltd.	192,487
1,030	Everest Re Group Ltd. +	188,614
4,475	Genworth MI Canada, Inc.	106,417
7,450	Liberty Holdings Ltd.	83,910
1,980	Prudential Financial, Inc. +	174,953
630	Swiss Life Holding AG	149,367
		1,182,841
	INVESTMENT COMPANIES - 0.3%
4,080	Solar Captial Ltd.	72,502

	IRON/STEEL - 1.5%
5,920	Commercial Metals Co.	91,227
69,000	Kobe Steel Ltd.	106,873
2,150	Nucor Corp.	94,901
5,950	Steel Dynamics, Inc.	119,179
		412,180
	MACHINERY - CONSTRUCTION & MINING - 0.4%
76,090	United Tractors Tbk PT	113,525

	MEDIA - 0.4%
25,000	ITV PLC	109,515

	MINING - 0.5%
8,613	Alcoa, Inc. +	85,010
65,000	China Hongqiao Group Ltd.	48,212
		133,222
	MISCELLANEOUS MANUFACTURING - 0.6%
4,200	FUJIFILM Holdings Corp.	166,682

	MULTI - NATIONAL - 0.4%
3,940	Banco Latinoamericano de Comercio Exterior SA +	108,429

	OIL & GAS - 4.1%
890	Chevron Corp.	78,747
68,000	CNOOC Ltd.	84,296
4,500	Eni SpA	79,246
1,628	Exxon Mobil Corp. +	128,954
3,450	Lukoil PJSC	141,105
10,530	PTT PCL	98,254
2,000	Royal Dutch Shell PLC	57,430
2,288	Valero Energy Corp. +	150,093
5,730	Vanguard Natural Resources LLC	61,540
3,260	Western Refining, Inc. +	143,962
4,410	Woodside Petroleum Ltd.	115,381
		1,139,008
	OIL & GAS SERVICES - 0.5%
157,570	Sinopec Engineering Group Co. Ltd.	129,069

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2015
Shares		Value

	COMMON STOCK - 68.0% (cont.)
	PHARMACEUTICALS - 3.7%
6,100	Alfresa Holdings Corp.	$ 102,306
1,740	Eli Lilly & Co. +	147,047
1,318	Johnson & Johnson +	132,077
2,910	Kaken Pharmaceutical Co. Ltd.	108,573
1,463	Mallinckrodt PLC *	181,354
3,480	Orion OYJ	146,029
3,170	Teva Pharmaceutical Industries Ltd. - ADR	218,793
		1,036,179
	REITS - 3.7%
14,000	3i Group PLC	120,931
319,810	Champion REIT	177,393
4,512	Colony Capital, Inc.	102,513
11,790	CorEnergy Infrastructure Trust, Inc.	73,334
36,990	Growthpoint Properties Ltd.	81,215
89,640	Mapletree Industrial Trust +	99,906
15,000	MFA Financial, Inc.	112,950
2,602	Omega Healthcare Investors, Inc.	94,349
7,188	Starwood Property Trust, Inc. +	156,411
		1,019,002
	RETAIL - 5.9%
12,200	Amplifon SpA	102,644
2,940	Aoyama Trading Co. Ltd.	116,808
82,130	Belle International Holdings Ltd.	85,391
2,686	Cato Corp. +	103,169
1,870	CVS Health Corp. +	210,319
1,450	Darden Restaurants, Inc.	106,952
87,740	Debenhams PLC	120,290
1,900	Foot Locker, Inc.	134,045
73,000	Golden Eagle Retail Group Ltd.	90,212
49,910	Shanghai Pharmaceuticals Holding Co. Ltd.	118,205
1,880	Target Corp.	153,878
60,700	Wal-Mart de Mexico SAB de CV	147,834
5,790	WH SMITH PLC	142,857
		1,632,604
	SEMICONDUCTORS - 3.0%
2,500	ASM International NV	113,057
1,050	Avago Technologies Ltd.	131,397
3,200	MKS Instruments, Inc.	113,600
3,550	Silicon Motion Technology Corp. - ADR	93,436
16,600	Siliconware Precision Industries Co. Ltd. - ADR	93,956
1,629	Skyworks Solutions, Inc.	155,846
5,310	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	117,404
		818,696
	SHIPBUILDING - 0.5%
145,260	Yangzijiang Shipbuilding Holdings Ltd.	136,948

	SOFTWARE - 1.7%
4,000	CSG Systems International, Inc.	124,400
2,285	Electronic Arts, Inc. * +	163,492
8,468	Micro Focus International PLC	184,748
		472,640

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2015

Shares		Value

	COMMON STOCK - 68.0% (cont.)
	TELECOMMUNICATIONS - 4.5%
20,000	Cellcom Israel Ltd. *	$ 124,267
2,850	CenturyLink, Inc.	81,510
167,580	China Telecom Corp. Ltd.	93,818
2,270	Freenet AG	78,335
38,100	Frontier Communications Corp.	179,832
3,640	Juniper Networks, Inc.	103,449
3,680	Telefonica Brasil SA - ADR	47,914
58,260	Telekom Malaysia Bhd	99,609
21,800	Telkom SA SOC Ltd.	106,157
3,526	United States Cellular Corp. *	131,238
5,400	Vodafone Group PLC - ADR	204,012
		1,250,141
	TRANSPORTATION - 1.6%
320,000	BTS Group Holdings PCL	90,217
660	FedEx Corp.	113,137
3,200	Matson, Inc.	132,544
8,130	Nordic American Tankers Ltd.	122,113
		458,011

	TOTAL COMMON STOCK (Cost - $18,099,689)	18,866,601

	PREFERRED STOCK - 0.3%
	FINANCIAL - 0.3%
4,000	Arlington Asset Investment Corp. (Cost - $100,000)	97,120

	EQUITY FUND - 1.8%
51,707	Crow Point Defined Risk Global Equity Fund - Class I # (Cost - $527,226)	490,182

	HEDGE FUND - 6.5%
18,000	Discovery Multi Manager Fund > (Cost - $1,800,000)	1,799,437

Par Value	BONDS & NOTES - 18.1%
	COMMERCIAL MBS - 0.1%
$ 1,959	LB-UBS Commercial Mortgage Trust 2004-C1, 4.568%, 1/15/31	1,979
11,927	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-AR2, 2.813%, 5/25/35	11,991
		13,970
	COMMERCIAL SERVICES - 0.7%
207,765	Booz Allen Hamilton, Inc., 3.593%, 7/31/19 ~	208,284

	FOOD - 0.9%
250,000	Del Monte Foods, Inc., 4.910%, 2/18/21 ~	243,437

	HEALTHCARE - PRODUCTS - 0.0%
4,067	Hologic, Inc., 3.080%, 8/1/19 > ~	4,082

	HOME EQUITY ABS - 0.7%
11,976	Ameriquest Mortgage Securities, Inc 5.523%, 12/25/33 ~	12,482
65,382	Bayview Financial Mortgage Pass-Through Trust 2004 - A, 0.864%, 2/28/44 ~	65,238
6,668	GE Capital Mortgage Services, Inc., 6.265%, 4/25/29	6,731
54,989	RASC Series, 0.391%, 2/25/36 ~	54,492
17,848	RASC Series, 3.870%, 5/25/33 ~	18,232
15,047	Soundview home Loan Trust 2005-3, 0.971%, 6/25/35 ~	15,039
10,083	Terwin Mortgage Trust 2005-2HE, 0.571%, 1/25/35 ~	10,092
		182,306

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2015
Par Value		Value

	BONDS & NOTES - 18.1% (cont.)
	LODGING - 0.8%
$ 227,055	Hilton Worldwide Finance LLC, 3.452%, 10/25/20 ~	$ 227,623

	MACHINERY - DIVERSIFIED - 0.9%
248,747	Gardner Denver, Inc. 4.867%, 7/30/20 ~	240,041

	METAL FABRICATE/HARDWARE - 0.8%
250,000	Crosby US Acquisition Corp., 4.011%, 11/22/20 ~	237,187

	OTHER ABS - 11.4%
3,709	Bear Stearns Asset Backed Securities Trust 2005-SD2, 0.851%, 12/25/44 ~	3,719
1,000,000	Blue Hill CLO Ltd., 3.789%, 1/15/26 ~	942,293
385,825	Carlyle High Yield Partners X Ltd., 0.502%, 4/19/22 ~	379,877
411,281	Diversified Asset Securitization Holdings II LP, 0.776%, 9/15/35 > ~	407,682
100,000	Fremont Home Loan Trust 2005-B, 0.896%, 4/25/35 ~	93,290
36,046	GSAMP Trust 2006 - HE8, 0.321%, 1/25/37 ~	35,795
7,834	GSAMP Trust 2005 - SEA2, 0.537%, 1/25/45 ~	7,700
750,000	Halcyon Loan Advisors Funding, 3.295%, 10/22/25 ~	734,541
1,286	HSI Asset Securitization Corp. Trust 2005-NC1, 0.910%, 7/25/35 ~	1,289
41,801	RAMP Series 2005 - RS1 Trust, 4.713%, 1/25/35 ~	42,382
500,000	Shackleton CLO Ltd., 3.011%, 5/7/26 ~	486,518
28,417	Structured Asset Securities Corp. Mortgage Loan Trust 2006 - GEL 1, 0.541%, 11/25/35 ~	28,287
		3,163,373
	PHARMACEUTICALS - 1.8%
250,000	Endo Luxembourg Finance I Co., 3.202%, 2/28/21	250,625
250,000	Grifols Worldwide Operations USA, Inc., 3.230%, 4/1/21	250,625
1,269	Valeant Pharmaceuticals International, Inc., 3.432%, 2/13/19 >	1,266
		502,516

	TOTAL BONDS & NOTES (Cost - $5,066,820)	5,022,819

Contracts **
	CALL OPTION PURCHASED - 0.1%
1,100	United States Oil Fund LP *
	Expiration October 2015, Exercise Price $19.00 (Cost - $287,794)	15,400

Shares	SHORT-TERM INVESTMENTS - 5.4%
	MONEY MARKET FUND - 5.4%
1,516,935	Federated Government Obligations Fund, 0.01% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,516,935)	1,516,935

	TOTAL INVESTMENTS - 100.2% (Cost - $27,398,464) (a)	$ 27,808,494
	SECURITIES SOLD SHORT - (31.2) % (Proceeds - $9,477,392)	(8,661,713)
	OTHER ASSETS LESS LIABILITIES - 31.0%	8,600,370
	NET ASSETS - 100.0%	$ 27,747,151

Contracts **
	CALL OPTION WRITTEN - 0.0%
1,000	United States Oil Fund LP *
	Expiration October 2015, Exercise Price $23.00 (Proceeds - $111,958) (a)	3,000

Shares	SECURITIES SOLD SHORT * - 31.2%
	AGRICULTURE - 0.3%
64,000	China Agri-Industries Holdings Ltd.	27,904
124,800	Golden Agri-Resources Ltd.	28,731
5,500	GrainCorp Ltd.	36,046
		92,681

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2015
Shares		Value

	SECURITIES SOLD SHORT * - 31.2% (cont.)
	AIRLINES - 0.5%
5,820	Air France-KLM	$ 41,838
5,640	Latam Airlines Group SA - ADR	34,968
1,700	Norwegian Air Shuttle ASA	73,595
		150,401
	APPAREL - 0.3%
20	LPP SA	40,949
480	Under Armour, Inc.	47,678
		88,627
	AUTO MANUFACTURERS - 0.6%
8,000	Byd Co. Ltd.	35,396
3,100	Kandi Technologies Group, Inc.	22,599
2,700	Mazda Motor Corp.	53,048
1,200	Suzuki Motor Corp.	41,825
		152,868
	AUTO PARTS & EQUIPMENT - 0.3%
1,420	Faurecia	34,392
7,380	GKN PLC	36,682
		71,074
	BANKS - 1.9%
7,000	77 Bank Ltd.	45,571
75,000	Agricultural Bank of China Ltd.	33,861
10,120	Banco Popular Espanol SA.	46,664
1,100	Commonwealth Bank of Australia.	70,686
280	Credicorp Ltd.	36,932
9,430	Powszechna Kasa Oszczednosci Bank Polski SA.	73,268
4,500	Raiffeisen Bank International AG.	66,038
8,680	Royal Bank of Scotland Group PLC.	46,354
11,000	Seven Bank Ltd.	52,444
1,900	Westpac Banking Corp.	48,609
		520,427
	BEVERAGES - 0.5%
4,900	Kagome Co. Ltd.	80,758
8,700	Tsingtao Brewery Co. Ltd.	46,406
		127,164
	BIOTECHNOLOGY - 0.3%
150	Intercept Pharmaceuticals, Inc.	39,572
260	Vertex Pharmaceuticals, Inc.	35,100
		74,672
	BUILDING MATERIALS - 0.3%
6,427	Cemex SAB de CV - ADR	54,631
2,610	NCI Building Systems, Inc.	33,800
		88,431
	CHEMICALS - 1.1%
10,800	Elementis PLC	43,316
5,330	SGL Carbon SE	92,157
278	Sigma-Aldrich Corp.	38,812
1,700	Tokyo Ohka Kogyo Co. Ltd.	46,559
767	WR Grace & Co.	77,413
		298,257
	COAL - 0.1%
67,300	Yanzhou Coal Mining Co. Ltd.	38,632

	COMMERCIAL SERVICES - 0.3%
47,000	Goldpac Group Ltd.	29,101
28,000	HC International, Inc.	18,312
2,490	Hertz Global Holdings, Inc.	42,305
		89,718

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2015
Shares		Value

	SECURITIES SOLD SHORT * - 31.2% (cont.)
	COMPUTERS - 0.6%
2,230	3D Systems Corp.	$ 29,347
600	Gemalto NV	51,765
4,050	Indra Sistemas SA	45,693
18,980	Serco Group PLC	38,180
		164,985
	COSMETICS/PERSONAL CARE - 0.2%
1,800	Unicharm Corp.	43,279

	DIVERSIFIED FINANCIAL SERVICES - 1.8%
16,500	Acom Co. Ltd.	78,400
18,000	Aiful Corp.	62,004
49,400	Aplus Financial Co. Ltd.	53,800
1,600	Charles Schwab Corp	55,808
400	CITIC Securities Co. Ltd.	1,094
20,000	Federal Home Loan Mortgage Corp.	45,000
20,000	Federal National Mortgave Association	47,000
880	Financial Engines, Inc.	40,357
4,280	Hargreaves Lansdown Plc	80,019
1,580	PHH Corp.	39,437
		502,919
	ELECTRIC - 0.6%
2,130	Calpine Corp.	38,979
1,276	Dynegy, Inc.	33,240
24,740	Meridian Energy Ltd.	36,945
3,900	Shikoku Electric Power Co., Inc.	65,661
		174,825
	ELECTRICAL COMPONENT & EQUIPMENT - 0.5%
12,000	GS Yuasa Corp.	47,919
500	Nidec Corp.	44,793
910	Universal Display Corp.	43,416
		136,128
	ELECTRONICS - 0.2%
1,970	Trimble Navigation Ltd.	45,507

	ENERGY - ALTERNATE SOURCES - 0.2%
39,000	China Longyuan Power Group Corp. Ltd.	44,623

	ENGINEERING & CONSTRUCTION - 0.6%
5,000	Chiyoda Corp.	40,336
2,400	JGC Corp.	41,026
330	SBA Communications Corp.	39,838
21,700	Singapore Technologies Engineering Ltd.	52,018
		173,218
	ENTERAINMENT - 0.2%
69,800	Genting Singapore PLC	44,891

	ENVIRONMENTAL CONTROL - 0.2%
26,000	Dongjiang Environmental Co. Ltd.	43,533

	FOOD - 1.0%
430	Hershey Co.	39,943
1,760	Saputo, Inc.	40,528
14,600	Tesco PLC	49,147
20,000	Tingyi Cayman Islands Holding Corp.	38,492
430	TreeHouse Foods, Inc.	35,243
610	United Natural Foods, Inc.	27,773
800	Yakult Honsha Co. Ltd.	53,114
		284,240

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2015
Shares		Value

	SECURITIES SOLD SHORT * - 31.2% (cont.)
	GAS - 0.5%
1,726	Canadian Utilities Ltd.	$ 48,723
40,970	Hong Kong & China Gas Co. Ltd.	83,608
		132,331

	HEALTHCARE - PRODUCTS - 1.4%
6,280	Accuracy, Inc.	40,066
1,300	Aspen Pharmacare Holdings Ltd.	38,203
2,200	Getinge AB	54,259
940	Halyard Health, Inc.	38,296
600	IDEXX Laboratories, Inc.	43,638
1,400	Insulet Corp.	47,446
2,370	Quidel Corp.	49,083
280	Sonova Holding AG	40,029
1,400	Synergy Health PLC	38,016
		389,036
	HEALTHCARE - SERVICES - 0.3%
160	Eurofins Scientific SE	52,795
680	IPC Healthcare, Inc.	37,706
		90,501
	HOLDING COMPANIES DIVERSIFIED - 0.2%
390	Wendel SA	52,177

	HOME FURNISHINGS - 0.1%
27,000	Sharp Corp.	35,721

	HOUSEHOLD PRODCUTS/WARES - 0.1%
1,980	Tumi Holdings, Inc.	38,115

	INSURANCE - 1.0%
1,290	Greenlight Capital Re Ltd.	35,888
980	Loews Corp.	37,348
4,400	MBIA, Inc.	26,180
7,700	RSA Insurance Group PLC	61,765
2,150	Topdanmark A/S	59,643
60	White Mountains Insurance Group Ltd.	42,360
		263,184
	INTERNET - 1.9%
4,320	8x8, Inc.	37,627
850	ASOS PLC	45,101
1,650	HomeAway, Inc.	49,566
1,180	JD.com, Inc. - ADR	38,975
180	LinkedIn Corp.	36,587
1,020	Marketo, Inc.	31,018
400	MercadoLibre, Inc.	52,276
3,350	Orbitz Worldwide, Inc.	37,788
2,200	Pandora Media, Inc	38,544
3,100	Rakuten, Inc.	49,904
10,110	Renren, Inc. - ADR	35,486
2,620	Yandex NV	36,444
2,290	Youku Tudou, Inc. - ADR	44,426
		533,742
	IRON/STEEL - 0.1%
1,910	United States Steel Corp.	37,188
6,690	Vale SA - ADR	35,189
		72,377

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2015
Shares		Value

	SECURITIES SOLD SHORT * - 31.2% (cont.)
	LEISURE TIME - 0.3%
21,570	Piaggio & C SpA	$ 69,069
20,910	Thomas Cook Group PLC	39,126
		108,195
	LODGING - 0.3%
4,040	Belmond Ltd. - Cl. A	48,924
140,000	Macau Legend Development Ltd.	37,925
		86,849
	MACHINERY - DIVERSIFIED - 0.5%
1,330	Chart Industries, Inc.	36,309
410	MAN SE	42,950
1,780	Manitowoc Co., Inc.	31,453
1,600	Weir Group PLC	38,378
		149,090
	MEDIA - 1.0%
1,690	EW Scripps Co.	37,129
1,280	Houghton Mifflin Harcourt Co.	33,446
730	John Wiley & Sons Inc.	38,697
350	Kabel Deutschland Holding AG	47,694
2,910	Media General, Inc.	46,182
5,700	Sky Deutshland AG	42,768
720	Tribune Media Co.	36,353
		282,269
	MINING - 0.8%
3,500	Antofagasta PLC	30,970
2,850	Constellium NV - Cl. A	31,635
3,897	Detour Gold Corp.	37,997
3,140	Horsehead Holding Corp.	25,999
25,300	Lonmin PLC	20,590
54,040	Minera Frisco SAB de CV	32,213
12,630	Northam Platinum Ltd.	34,543
		213,947
	MISCELLANEOUS MANUFACTURING - 0.5%
1,310	Colfax Corp.	49,963
720	Proto Labs, Inc.	54,266
8,000	Toshiba Corp.	24,524
		128,753
	OIL & GAS - 0.8%
13,500	DNO ASA	12,596
9,460	Eclipse Resources Corp.	36,421
1,100	Imperial Oil Ltd.	40,898
3,010	Lundin Petroleum AB	43,868
2,300	MEG Energy Corp.	24,776
390	Occidental Petroleum Corp.	27,378
2,520	Paramount Resources Ltd.	38,144
		224,081
	OIL & GAS SERVICES - 0.6%
262,000	Anton Oilfield Services Group	44,950
6,400	CGG SA	32,237
3,190	Flotek Industries, Inc.	54,613
4,080	Saipem SpA	35,745
		167,545

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2015
Shares		Value

	SECURITIES SOLD SHORT * - 31.2% (cont.)
	PHARMACEUTICALS - 1.3%
800	Alkermes PLC	$ 56,016
2,000	Almirall SA	39,480
1,400	Chungai Pharmaceuticals Co. Ltd.	50,936
1,320	Grifols SA	58,536
2,320	Ironwood Pharmaceuticals, Inc.	24,244
6,731	MannKind Corp.	28,876
750	Neogen Corp.	43,643
561	Pacira Pharmaceuticals, Inc.	37,262
11,500	Shanghai Fosun Pharmaceutical Group Co. Ltd.	34,119
		373,112
	REAL ESTATE - 1.3%
2,500	Aeon Mall Co. Ltd.	46,971
1,520	Forest City Enterprises, Inc.	35,492
13,700	Grainger, PLC.	51,077
450	Howard Hughes Corp.	61,182
14,700	IMMOFINANZ AG	36,219
89,670	Inmobiliaria Colonial SA	66,984
300	Mitsubishi Estate Co. Ltd.	6,667
1,041	Realogy Holdings, Corp.	47,386
		351,978
	REITS - 0.4%
2,850	American Homes 4 Rent	47,167
2,830	iStar Financial Inc	37,073
1,870	Terreno Realty Corp	39,214
		123,454
	RETAIL - 1.8%
1,100	ASKUL Corp.	40,110
6,860	B&M European Value Retail SA.	38,187
2,170	Container Store Group, Inc.	39,451
1,100	Don Quijote Holdings Co. Ltd.	46,943
865	Dufry AG	88,471
41,000	Esprit Holdings Ltd.	39,349
200	Fast Retailing Co. Ltd.	99,016
112,226	Li Ning Co. Ltd.	55,446
2,600	Regis Corp.	38,038
		485,011
	SAVINGS & LOANS - 0.3%
3,790	Hudson City Bancorp., Inc.	39,075
2,810	Meridian Bancorp, Inc.	36,642
		75,717
	SEMICONDUCTORS - 0.6%
370	ASML Holding NV	37,005
12,210	Imagination Technologies Group PLC	44,636
870	Power Integrations, Inc.	33,721
2,270	Semtech Corp.	39,929
		155,291
	SOFTWARE - 0.8%
1,060	CommVault Systems, Inc.	39,718
1,620	Cornerstone OnDemand, Inc.	58,417
804	Interactive Intelligence Group, Inc.	33,334
1,858	RealPage, Inc.	35,674
3,300	Xero Ltd.	38,767
		205,910

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2015
Shares		Value

	SECURITIES SOLD SHORT * - 31.2% (cont.)
	TELECOMMUNICATIONS - 0.9%
740	Anixter International, Inc.	$ 48,995
600	Atlantic Tele-Network, Inc.	42,444
13,000	Chorus Ltd.	24,763
2,260	Gogo, Inc.	41,200
4,880	Intelsat SA	46,409
12,430	Telekom Austria AG	41,889
		245,700
	TRANSPORTATION - 0.8%
2,900	Aegean marine Petroleum Network, Inc.	31,697
1,180	Gategroup Holding AG	43,767
17,300	Kintetsu Corp.	61,686
13,700	PostNL NV	59,136
3,600	UTi Worldwide, Inc.	30,240
		226,526

	SECURITIES SOLD SHORT (Proceeds - $9,477,392) (a)	$ 8,661,713

*	Non-income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on July 31, 2015.
+	All or a portion of the security is held as collateral for covered shorts. Total value of pledged securities at July 31, 2015 is $4,460,145 or 13.6% of net assets.
	$4,137,814 or 14.9% of net assets.
#	Affiliated Company.
>	The fair value of these securities have been determined in good faith under the policies of the Board of Trustees. The aggregate value of such securities are $2,212,467 or 8.0% of net assets.
~	Floating or variable rate security-interest rate shown reflects the rate currently in effect.
ADR	- American Depositary Receipt
LLC	- Limited Liability Company
MLP	- Master Limited Partnership
PLC	- Public Limited Company

(a)	Represents cost for financial reporting purposes. The cost for federal income tax purposes (including securities
	sold short and options written) is $17,917,829 and differs from market value by net unrealized appreciation
	(depreciation) of securities as follows:
	Unrealized appreciation:	$ 3,215,372
	Unrealized depreciation:	(1,989,420)
	Net unrealized appreciation:	$ 1,225,952

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (“Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015

Fair Valuation Process. As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2015 for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 18,866,601	$ -	$ -	$ 18,866,601
Preferred Stock	97,120	-	-	97,120
Bonds & Notes	-	4,615,137	407,682	5,022,819
Equity Funds	490,182	-	-	490,182
Hedge Fund	-	1,799,437	-	1,799,437
Call Options Purchased	15,400	-	-	15,400
Money Market Fund	1,516,935	-	-	1,516,935
Total	$ 20,986,238	$ 6,414,574	$ 407,682	$ 27,808,494
Liabilities*	Level 1	Level 2	Level 3	Total
Securities Sold Short	$ 8,661,713	$ -	$ -	$ 8,661,713
Call Options Written	3,000	-	-	3,000
Total	$ 8,664,713	$ -	$ -	$ 8,664,713
There were no transfers into or out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:
		EAS Crow Point Alternatives Fund

Beginning Balance April 30, 2015		$ 454,478
Appreciation		275
Proceeds from Sales		(47,071)
Ending Balance July 31, 2015		$ 407,682

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Level 3 security are (1) the review of observed traded levels (2) the review of a broker quote if available (3) matrix pricing mechanism (by observation of peer assets or similar assets). The five drivers of matrix pricing include:

1. Credit rating of the Collateralized Loan Obligation (“CLO”) - which is the primary driver of the CLO price. This is the clearest indication of the bond’s position within the capital structure of the securitization. S&P: AAA, AA+, AA, AA-, A+, A, A-, BBB+, BBB, BBB-, BB+, BB, BB-, B+, B, B-, Equity (unrated). Moody’s: Aaa, Aa1, Aa2, Aa3, A1, A2, A3, Baa1, Baa2, Baa3, Ba1, Ba2, Ba3, B1, B2, B3, Equity (unrated). Prices of similarly rated bonds are expected to be similar at the same maturity range.
2. Maturity profile/vintage of the asset. A shorter maturity is associated with lower risk and higher fair value price. A longer bond is associated with higher risk and lower fair value price. Typical range is 0 to 8 years.
3. Manager quality (Big players in the space with track records i.e. Credit Suisse and Alcentra (BNY CLO) – command higher price.)
4. CLO Deal - whether it is a 1.0 Deal (pre-financial crisis) or 2.0 Deal (post-financial crisis). 1.0 deals are priced higher since the trade collateral cannot be tampered with in deals that are out of the “Reinvestment Period”.
5. Deal by deal collateral performance. Change in subordination (change in the level of structural protection). Change in underlying collateral prices. Typical range is $97-$103; more it deviates up from $100, better collateral performance: more it deviates down from $100, lower collateral performance.

Significant changes in any of these inputs could result in a significantly lower or higher fair value measurement.

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as a liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished. Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes. If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

A Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. During the period ended July 31, 2015, the Fund’s unrealized depreciation on option contracts subject to equity price risk amounted to $163,436 which serves as an indicator of the volume of derivative activity for the Fund during the period. There was no gain/loss during the period ended July 31, 2015.

The following table summarizes the Fund's written option activity:

Options Written
	Contracts	Premium
Outstanding at April 30, 2015	1,000	$ 111,958
Options purchased/written	-	-
Options exercised	-	-
Options expired	-	-
Options closed	-	-
Outstanding at July 31, 2015	1,000	$ 111,958

The notional value of the derivative instruments outstanding as of July 31, 2015 as disclosed in the Portfolio of Investments and the amounts of realized and unrealized gains and losses on derivative instruments during the period as disclosed above serve as indicators of the volume of derivative activity for the Fund.

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015

Foreign Securities – The Fund may invest in foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

To the extent the Fund’s currency exchange transactions do not fully protect the Fund against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 9/23/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 9/23/15

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 9/23/15